OTHER PAYABLES AND ACCRUED EXPENSES (Tables)	12 Months Ended
Sep. 30, 2019
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]

Other payables and accrued expenses consist of:

	September 30,
	2018	2019
	RMB	RMB
Payable for purchase of plant and equipment	470	20,181
Payable for purchase of construction-in-progress	7,989	—
Professional fee payable	8,578	7,983
Salaries and bonus payable	9,272	13,314
Accrued interest	390	1,430
Deposits from others	665	—
Payable for labor union, housing fund and education expenses	1,399	—
Deferred government subsidies	7,649	10,339
Others	1,515	3,428
	37,927	56,675